CONSOLIDATED STATEMENTS OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash collection from operating activities
Proceeds from sales of goods and services	$ 15,518,592	$ 14,037,848	$ 13,397,385
Other cash receipts from operating activities	192,905	212,750	169,692
Payments for operating activities
Payments to suppliers for the supply goods and services	(9,564,720)	(9,458,249)	(9,689,508)
Payments to and on behalf of employees	(1,830,249)	(1,419,825)	(1,304,696)
Other payments for operating activities	(386,561)	(344,911)	(270,580)
Income taxes (paid)	(144,987)	(43,439)	(18,379)
Other cash inflows (outflows)	(47,884)	122,153	(20,346)
Net cash (outflow) inflow from operating activities	3,737,096	3,106,327	2,263,568
Cash flows from investing activities
Amounts raised from sale of property, plant and equipment	102,031	97,303	46,524
Purchases of property, plant and equipment	(1,775,818)	(1,325,463)	(795,787)
Purchases of intangible assets	(104,483)	(94,412)	(68,052)
Interest received	136,429	118,437	98,552
Other cash inflows (outflows)	62,018	34,469	59,258
Net cash (outflow) inflow from investing activities	(1,579,823)	(1,169,666)	(659,505)
Cash flows from (used in) financing activities
Payments to acquire or redeem the entity's shares	(584,837)	0	0
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	0	0	(23)
Amounts raised from long-term loans	1,349,140	1,750,060	0
Loans repayments	(1,023,072)	(2,004,542)	(342,005)
Payments of lease liabilities	(463,358)	(344,038)	(225,358)
Dividends paid	(605,181)	(174,838)	0
Interest paid	(600,740)	(717,634)	(594,234)
Other cash (outflows) inflows	(91,525)	(73,869)	11,405
Net cash inflow (outflow) from financing activities	(2,019,573)	(1,564,861)	(1,150,215)
Net (decrease) increase in cash and cash equivalents before effect of exchanges rate change	137,700	371,800	453,848
Effects of variation in the exchange rate on cash and cash equivalents	54,625	(128,773)	44,238
Net (decrease) increase in cash and cash equivalents	192,325	243,027	498,086
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,957,788	1,714,761	1,216,675
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 2,150,113	$ 1,957,788	$ 1,714,761